Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Revenues, net	$ 123,955	$ 0
Operating costs and expenses:
Cost of Sales	437,711	0
Exploration costs	20,035	61,233
General and administrative expenses	886,770	964,302
Depreciation and amortization	118,822	12,104
Accretion of asset retirement obligation	0	367
Impairment loss	323,200	345,697
Total operating costs and expenses	1,786,538	1,383,703
Operating loss	(1,662,583)	(1,383,703)
Other income (expense):
Interest expense	(718,583)	(96,480)
Foreign currency exchange gain	3,128	0
Loss on extinguishment of debt	(73,750)	0
Unrealized gain (loss) on equity securities	(38,923)	0
Other expenses	(48,644)	0
Gain (loss) on change in derivative liability	224,529	(657,776)
Total other income (expense)	(651,743)	(754,256)
Net loss	(2,314,326)	(2,137,959)
Deemed dividend	(323,792)	0
Net loss attributable to common shareholders	(2,638,118)	(2,317,959)
Net loss	(2,314,326)	(2,137,959)
Other comprehensive income (loss):
Foreign currency translation	(29,806)	(79,052)
Unrealized loss on available-for-sale securities	0	(8,518)
Net comprehensive loss	$ (2,344,132)	$ (2,225,529)
Basic and diluted net loss per common share	$ (1.10)	$ (1.46)
Basic and diluted weighted-average common shares outstanding	2,388,807	1,465,243